FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	$ 207,911	$ 103,895
Debt facilities	292,216	209,482	$ 219,812
Lease liabilities	16,523	$ 27,535	$ 36,702
Contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	207,911
Debt facilities	411,052
Lease liabilities	18,247
Commitments	920
Total financial liabilities	638,130
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	207,911
Debt facilities	1,980
Lease liabilities	10,937
Commitments	920
Total financial liabilities	221,748
From 2 To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Debt facilities	58,179
Lease liabilities	5,496
Commitments	0
Total financial liabilities	63,675
From 4 to 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Debt facilities	875
Lease liabilities	1,814
Commitments	0
Total financial liabilities	2,689
After 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Debt facilities	350,018
Lease liabilities	0
Commitments	0
Total financial liabilities	$ 350,018